Content:
Pages
Contact Information:
11/27/2006
Statement to Certificate Holders
2
Analyst:
Sang Huynh
714.259.6213
Statement to Certificate Holders (Factors)
3
sang.huynh@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
10/25/2006
Administrator:
Dimitrios Kostopoulos
312.992.2834
Pool Detail and Performance Indicators
5
dimitrios.kostopoulos@abnamro.com
Bond Interest Reconciliation Part I
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
7
12/26/2006
Bond Principal Reconciliation
8
Rating Information
9
Outside Parties To The Transaction
End of Month Balance Reporting
10
11/24/2006
15 Month Loan Status Summary Part I
11
15 Month Loan Status Summary Part II
12
15 Month Historical Payoff Summary
13
Prepayment Summary
14
Mortgage Loan Characteristics Part I
15
Mortgage Loan Characteristics Part II
16-18
Geographic Concentration
19
2/28/2006
Current Period Realized Loss Detail
20-21
Historical Realized Loss Summary
22
Realized Loss Summary
23
3/27/2006
Historical Collateral Level REO Report
24
Material Breaches Detail
25
Modified Loan Detail
26
1/25/2036
11/15/2006
Delinq Method:
OTS
Determination Date:
15-Nov-06
First Pay. Date:
Master Servicer: EMC Mortgage Corporation
27-Mar-06
Rating Agency: Standard & Poor's/Moody's Investors Service, Inc.
Rated Final
Payment Date:
25-Jan-36
9
Depositor: Bear, Stearns & Co., Inc.
Closing Date:
28-Feb-06
Underwriter: Bear Stearns & Co. Inc.
Record Date:
24-Nov-06
Distribution Count:
Issuer: Bear, Stearns & Co., Inc.
Prior Payment:
25-Oct-06
Next Payment:
26-Dec-06
ABN AMRO Acct : 723481.1
Payment Date:
27-Nov-06
Distribution Date: 27-Nov-06
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07
(c) 2006 LaSalle Bank N.A.

A
07384YUT1
170,051,000.00
112,809,615.99
5,502,858.80
0.00
0.00
107,306,757.19
579,089.36
0.00
5.6000000000%
M-1
07384YUU8
18,616,000.00
18,616,000.00
0.00
0.00
0.00
18,616,000.00
99,316.36
0.00
5.8200000000%
M-2
07384YUV6
5,489,000.00
5,489,000.00
0.00
0.00
0.00
5,489,000.00
30,038.55
0.00
5.9700000000%
M-3
07384YUW4
9,785,000.00
9,785,000.00
0.00
0.00
0.00
9,785,000.00
55,521.72
0.00
6.1900000000%
M-4
07384YUX2
4,415,000.00
4,415,000.00
0.00
0.00
0.00
4,415,000.00
25,577.57
0.00
6.3200000000%
M-5
07384YUY0
4,177,000.00
4,177,000.00
0.00
0.00
0.00
4,177,000.00
28,027.67
3,480.25
6.4110612454%
M-6
07384YUZ7
4,416,000.00
4,416,000.00
0.00
0.00
0.00
4,416,000.00
29,631.36
3,679.38
6.4110612454%
M-7
07384YVA1
3,580,000.00
3,580,000.00
0.00
0.00
0.00
3,580,000.00
24,021.80
2,982.83
6.4110612454%
B-IO
07384YVC7
238,667,328.91 N
181,426,332.99
0.00
0.00
0.00
175,923,474.19
307,533.59
102,978.31
1.3529807334%
R-1
07384YVD5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
07384YVE3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
220,529,000.00
163,287,615.99
5,502,858.80
0.00
0.00
157,784,757.19
1,178,757.98
113,120.77
Total P&I Payment
6,681,616.78
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Interest
Adjustment
Certificates
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Distribution Date: 27-Nov-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

A
07384YUT1
170,051,000.00
663.386960324
32.360049632
0.000000000
0.000000000
631.026910691
3.405386384
0.000000000
5.60000000%
M-1
07384YUU8
18,616,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.335000000
0.000000000
5.82000000%
M-2
07384YUV6
5,489,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.472499545
0.000000000
5.97000000%
M-3
07384YUW4
9,785,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.674166582
0.000000000
6.19000000%
M-4
07384YUX2
4,415,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.793334088
0.000000000
6.32000000%
M-5
07384YUY0
4,177,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.710000000
0.833193680
7.32000000%
M-6
07384YUZ7
4,416,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.710000000
0.833192935
7.32000000%
M-7
07384YVA1
3,580,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.710000000
0.833192737
7.32000000%
B-IO
07384YVC7
238,667,328.91 N
760.164090404
0.000000000
0.000000000
0.000000000
737.107483431
1.288544986
0.431472169
N/A
R-1
07384YVD5
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
07384YVE3
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Certificates
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
Asset-Backed Certificates 2006-1
* Per $1,000 of Original Face Value ** Estimated
Bear Stearns Asset Backed Securities Trust
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 27-Nov-06
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
1,144,069.52
Scheduled Prin Distribution
0.00
Withdrawal from Trust
0.00
Fees
77,862.13
Curtailments
108,800.12
Reimbursement from Waterfall
0.00
Remittance Interest
1,066,207.39
Prepayments in Full
5,394,058.68
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
0.00
Repurchase Proceeds
0.00
Yield Maintenance Agreement
Other Interest Loss
0.00
Other Principal Proceeds
(570.19)
Other Interest Proceeds
0.00
Remittance Principal
5,502,288.61
Amt Received Under the Yield Main. Agreement
0.00
Non-advancing Interest
0.00
Net PPIS/Relief Act Shortfall
0.00
Swap Agreement
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
0.00
Net Swap payment payable to the Swap
Interest Adjusted
1,066,207.39
Administrator
113,120.78
Fee Summary
Net Swap payment payable to the Swap Provider
0.00
Total Servicing Fees
75,594.31
Total Trustee Fees
2,267.83
Swap Termination payment payable to the Swap
LPMI Fees
0.00
Administrator
0.00
Credit Manager's Fees
0.00
Swap Termination payment payable to the Swap
0.00
Misc. Fees / Trust Expense
0.00
Provider
Insurance Premium
0.00
Total Fees
77,862.13
Advances (Principal & Interest)
Prior Month's Outstanding Advances
1,098,207.13
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
1,069,505.50
P&I Due Certificate Holders
6,681,616.78
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 27-Nov-06
Cash Reconciliation Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
238,667,328.91
1,112
3 mo. Rolling Average
26,395,001
181,272,746
14.58%
WAC - Remit Current
6.57%
7.27%
7.05%
Cum Scheduled Principal
943,611.40
6 mo. Rolling Average
23,496,518
190,315,400
12.48%
WAC - Remit Original
6.64%
7.07%
6.95%
Cum Unscheduled Principal
61,649,224.07
12 mo. Rolling Average
19,925,757
200,510,605
10.26%
WAC - Current
7.08%
7.78%
7.57%
Cum Liquidations
152,514.85
Loss Levels
Amount
Count
WAC - Original
7.16%
7.58%
7.46%
Cum Repurchases
0.00
3 mo. Cum Loss
44,157.10
3
WAL - Current
325.73
343.11
337.75
6 mo. Cum loss
54,132.63
3
WAL - Original
333.14
350.92
345.84
Current
Amount
Count
%
12 mo. Cum Loss
54,132.63
3
Beginning Pool
181,426,332.99
889
76.02%
Current Index Rate
Scheduled Principal
0.00
0.00%
Triggers
Next Index Rate
Unscheduled Principal
5,502,858.80
24
2.31%
Liquidations
0.00
0
0.00%
> Delinquency Trigger Event
(2)
YES
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
26,395,001
181,272,746 14.58%
Ending Pool
175,923,474.19
865
73.71%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
203,379.74
Cumulative Loss
37,592
0.02%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
570.19
Distribution Count
9
Properties
%/Score
Net Liquidation
(570.19)
Current Specified Enhancement %
(4)
39.00%
Cut-off LTV
83.64%
Step Down %
(5)
57.50%
Cash Out/Refinance
72.50%
Credit Enhancement
Amount
%
% of Current Specified Enhancement %
(6)
35.00%
SFR
67.95%
Original OC
18,138,328.91
7.60%
> Step Down Date?
NO
Target OC
18,138,717.00
7.60%
Min
Max
WA
Beginning OC
18,138,717.00
Extra Principal
570.19
FICO
425
797
617.74
OC Amount per PSA
18,138,146.81
7.60%
Cumulative Extra Principal
54,520.71
Ending OC
18,138,717.00
OC Release
N/A
Mezz Certificates
50,478,000.00 21.15%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
213,442,297.68
89.43%
Balance
199,609,345.96
173,034,161.84
162,175,696.92
Misc/Additional Information
Pool Level Information
5.320000%
5.320000%
Distribution Date: 27-Nov-06
Pool Detail and Performance Indicators Total (All Loans)
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

A
Act/360
33
112,809,615.99
5.600000000%
579,089.36
0.00
0.00
579,089.36
579,089.36
0.00
0.00
0.00
0.00
No
M-1
Act/360
33
18,616,000.00
5.820000000%
99,316.36
0.00
0.00
99,316.36
99,316.36
0.00
0.00
0.00
0.00
No
M-2
Act/360
33
5,489,000.00
5.970000000%
30,038.55
0.00
0.00
30,038.55
30,038.55
0.00
0.00
0.00
0.00
No
M-3
Act/360
33
9,785,000.00
6.190000000%
55,521.72
0.00
0.00
55,521.72
55,521.72
0.00
0.00
0.00
0.00
No
M-4
Act/360
33
4,415,000.00
6.320000000%
25,577.57
0.00
0.00
25,577.57
25,577.57
0.00
0.00
0.00
0.00
No
M-5
Act/360
33
4,177,000.00
6.411061250%
24,547.42
3,480.25
0.00
28,027.67
28,027.67
0.00
0.00
0.00
0.00
Yes
M-6
Act/360
33
4,416,000.00
6.411061250%
25,951.98
3,679.38
0.00
29,631.36
29,631.36
0.00
0.00
0.00
0.00
Yes
M-7
Act/360
33
3,580,000.00
6.411061250%
21,038.97
2,982.83
0.00
24,021.80
24,021.80
0.00
0.00
0.00
0.00
Yes
B-IO
30/360
30
181,426,332.99
1.352980730%
204,555.28
102,978.31
0.00
307,533.59
307,533.59
0.00
0.00
0.00
0.00
N/A
R-1
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
163,287,615.99
1,065,637.21
113,120.77
0.00
1,178,757.98
1,178,757.98
0.00
0.00
0.00
0.00
- - Accrual - -
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
- - - - - - - - Outstanding - - - - - - - -
Class
Accrual
Certificate
Interest
Distribution Date: 27-Nov-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation - Part I
Opening Balance
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Remaining
Basis Risk Carry-
Fwd Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

A
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-3
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-4
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-5
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
3,480.25
0.00
0.00
0.00
M-6
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
3,679.38
0.00
0.00
0.00
M-7
24-Nov-06
25-Oct-06
27-Nov-06
0.00
0.00
0.00
0.00
0.00
2,982.83
0.00
0.00
0.00
B-IO
31-Oct-06
25-Oct-06
25-Nov-06
0.00
0.00
0.00
0.00
0.00
102,978.31
0.00
0.00
0.00
R-1
31-Oct-06
25-Oct-06
25-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
31-Oct-06
25-Oct-06
25-Nov-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
0.00
113,120.77
0.00
0.00
0.00
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 27-Nov-06
Asset-Backed Certificates 2006-1
Bear Stearns Asset Backed Securities Trust
Current Int Carry-
Fwd Shortfall
(2)
Current Basis Risk
Carry-Fwd Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation - Part II
Other Interest
Losses
Prepayment
Premiums
Record Date
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

A
170,051,000.00
112,809,615.99
0.00
5,502,288.61
570.19
0.00
0.00
0.00
0.00
107,306,757.19
25-Jan-36
N/A
N/A
M-1
18,616,000.00
18,616,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,616,000.00
25-Jan-36
N/A
N/A
M-2
5,489,000.00
5,489,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,489,000.00
25-Jan-36
N/A
N/A
M-3
9,785,000.00
9,785,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,785,000.00
25-Jan-36
N/A
N/A
M-4
4,415,000.00
4,415,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,415,000.00
25-Jan-36
N/A
N/A
M-5
4,177,000.00
4,177,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,177,000.00
25-Jan-36
N/A
N/A
M-6
4,416,000.00
4,416,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,416,000.00
25-Jan-36
N/A
N/A
M-7
3,580,000.00
3,580,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,580,000.00
25-Jan-36
N/A
N/A
B-IO
238,667,328.91
181,426,332.99
0.00
0.00
0.00
0.00
0.00
0.00
0.00
175,923,474.19
25-Jan-36
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-36
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-36
N/A
N/A
Total
220,529,000.00
163,287,615.99
0.00
5,502,288.61
570.19
0.00
0.00
0.00
0.00
157,784,757.19
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
Bond Principal Reconciliation
Unscheduled
Principal
Payment
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 27-Nov-06
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
A
07384YUT1
NR
Aaa
NR
AAA
M-1
07384YUU8
NR
Aa2
NR
AA
M-2
07384YUV6
NR
Aa3
NR
AA-
M-3
07384YUW4
NR
A2
NR
A
M-4
07384YUX2
NR
A3
NR
A-
M-5
07384YUY0
NR
Baa1
NR
BBB+
M-6
07384YUZ7
NR
Baa2
NR
BBB
M-7
07384YVA1
NR
Baa3
NR
BBB-
B-IO
07384YVC7
NR
NR
NR
NR
Ratings Information
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
DBRS
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Distribution Date: 27-Nov-06
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
656
73.7908%
142,919,214.35
80.0231%
0.00
0.0000%
0.00
0.00
30
56
6.2992%
8,353,706.81
4.6774%
0.00
0.0000%
0.00
0.00
60
30
3.3746%
4,561,161.39
2.5539%
0.00
0.0000%
0.00
0.00
90+
29
3.2621%
6,038,025.34
3.3808%
0.00
0.0000%
0.00
0.00
BKY0
16
1.7998%
1,970,411.52
1.1033%
0.00
0.0000%
0.00
0.00
BKY30
4
0.4499%
138,828.25
0.0777%
0.00
0.0000%
0.00
0.00
BKY60
1
0.1125%
43,739.11
0.0245%
0.00
0.0000%
0.00
0.00
BKY90+
14
1.5748%
2,190,661.12
1.2266%
0.00
0.0000%
0.00
0.00
F/C90+
64
7.1991%
10,662,388.13
5.9701%
0.00
0.0000%
0.00
0.00
PIF
13
1.4623%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
REO90+
6
0.6749%
1,719,236.08
0.9626%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
889
100.0000%
178,597,372.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
204
22.9471%
33,707,746.00
18.8736%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
Delinq Total (Prior Month End):
F/C Quick Sale
Value
Total
Distribution Date: 27-Nov-06
End of Month Balance Reporting
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
27-Nov-06
648
140,837,591
56
8,353,707
29
4,427,290
29
6,038,025
35
4,343,640
63
10,559,372
5
1,363,849
25-Oct-06
668
144,930,837
56
8,230,616
48
9,580,616
30
4,492,909
35
4,139,283
51
10,011,487
1
40,586
25-Sep-06
689
149,550,220
74
12,730,262
39
5,743,724
26
4,272,204
31
2,763,560
54
11,408,459
0
0
25-Aug-06
727
158,276,660
65
10,098,004
44
7,269,376
22
5,418,821
35
3,205,615
44
8,617,484
0
0
25-Jul-06
759
165,595,081
80
12,528,973
36
6,348,610
14
3,073,226
34
3,220,308
40
7,514,796
0
0
26-Jun-06
806
176,909,226
74
12,872,115
24
3,845,114
28
4,399,485
37
3,562,947
23
5,318,320
0
0
25-May-06
845
187,946,815
65
10,020,292
37
6,263,136
21
3,736,894
40
3,871,128
7
1,377,875
0
0
25-Apr-06
882
194,457,216
71
12,181,515
35
6,650,284
12
2,197,201
44
4,461,786
0
0
0
0
27-Mar-06
910
205,258,412
88
14,486,095
26
3,868,057
4
1,038,026
49
4,888,322
0
0
0
0
27-Nov-06
74.91%
80.06%
6.47%
4.75%
3.35%
2.52%
3.35%
3.43%
4.05%
2.47%
7.28%
6.00%
0.58%
0.78%
25-Oct-06
75.14%
79.88%
6.30%
4.54%
5.40%
5.28%
3.37%
2.48%
3.94%
2.28%
5.74%
5.52%
0.11%
0.02%
25-Sep-06
75.47%
80.20%
8.11%
6.83%
4.27%
3.08%
2.85%
2.29%
3.40%
1.48%
5.91%
6.12%
0.00%
0.00%
25-Aug-06
77.59%
82.06%
6.94%
5.24%
4.70%
3.77%
2.35%
2.81%
3.74%
1.66%
4.70%
4.47%
0.00%
0.00%
25-Jul-06
78.82%
83.52%
8.31%
6.32%
3.74%
3.20%
1.45%
1.55%
3.53%
1.62%
4.15%
3.79%
0.00%
0.00%
26-Jun-06
81.25%
85.50%
7.46%
6.22%
2.42%
1.86%
2.82%
2.13%
3.73%
1.72%
2.32%
2.57%
0.00%
0.00%
25-May-06
83.25%
88.15%
6.40%
4.70%
3.65%
2.94%
2.07%
1.75%
3.94%
1.82%
0.69%
0.65%
0.00%
0.00%
25-Apr-06
84.48%
88.41%
6.80%
5.54%
3.35%
3.02%
1.15%
1.00%
4.21%
2.03%
0.00%
0.00%
0.00%
0.00%
27-Mar-06
84.49%
89.42%
8.17%
6.31%
2.41%
1.69%
0.37%
0.45%
4.55%
2.13%
0.00%
0.00%
0.00%
0.00%
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Distribution Date: 27-Nov-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
27-Nov-06
0
0
0
0
0
0
63
10,559,372
0
0
0
0
0
0
5
1,363,849
16
1,970,412
4
138,828
1
43,739
14
2,190,661
25-Oct-06
0
0
0
0
0
0
51
10,011,487
0
0
0
0
0
0
1
40,586
17
1,814,380
4
328,003
2
73,647
12
1,923,253
25-Sep-06
0
0
0
0
0
0
54
11,408,459
0
0
0
0
0
0
0
0
17
1,931,203
6
287,265
1
15,922
7
529,169
25-Aug-06
0
0
0
0
0
0
44
8,617,484
0
0
0
0
0
0
0
0
22
2,271,375
6
336,111
0
0
7
598,129
25-Jul-06
0
0
0
0
0
0
40
7,514,796
0
0
0
0
0
0
0
0
22
2,436,278
8
397,459
0
0
4
386,571
26-Jun-06
0
0
0
0
0
0
23
5,318,320
0
0
0
0
0
0
0
0
28
2,622,066
5
553,803
1
165,296
3
221,783
25-May-06
0
0
0
0
0
0
7
1,377,875
0
0
0
0
0
0
0
0
29
2,728,008
5
384,564
3
536,423
3
222,132
25-Apr-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
34
3,393,237
5
474,462
3
487,889
2
106,198
27-Mar-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
32
3,390,960
11
1,012,712
6
484,650
0
0
27-Nov-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
7.28%
6.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.58%
0.78%
1.85%
1.12%
0.46%
0.08%
0.12%
0.02%
1.62%
1.25%
25-Oct-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
5.74%
5.52%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.11%
0.02%
1.91%
1.00%
0.45%
0.18%
0.22%
0.04%
1.35%
1.06%
25-Sep-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
5.91%
6.12%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.86%
1.04%
0.66%
0.15%
0.11%
0.01%
0.77%
0.28%
25-Aug-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
4.70%
4.47%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.35%
1.18%
0.64%
0.17%
0.00%
0.00%
0.75%
0.31%
25-Jul-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
4.15%
3.79%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.28%
1.23%
0.83%
0.20%
0.00%
0.00%
0.42%
0.19%
26-Jun-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.32%
2.57%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.82%
1.27%
0.50%
0.27%
0.10%
0.08%
0.30%
0.11%
25-May-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.69%
0.65%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.86%
1.28%
0.49%
0.18%
0.30%
0.25%
0.30%
0.10%
25-Apr-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
3.26%
1.54%
0.48%
0.22%
0.29%
0.22%
0.19%
0.05%
27-Mar-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
2.97%
1.48%
1.02%
0.44%
0.56%
0.21%
0.00%
0.00%
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
Distribution Date: 27-Nov-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
27-Nov-06
865
175,923,474
24
5,394,059
0.00
0.00
0.00
0
0
338
7.57%
7.05%
25-Oct-06
889
181,426,333
22
4,787,920
0.00
0.00
116,437.88
2
26,691
339
7.55%
7.04%
25-Sep-06
913
186,468,429
23
6,286,299
0.00
0.00
(2,625.61)
1
12,012
340
7.54%
7.02%
25-Aug-06
937
192,885,960
26
5,278,881
0.00
0.00
0.00
0
0
341
7.51%
7.00%
25-Jul-06
963
198,280,993
29
8,501,536
0.00
0.00
0.00
0
0
341
7.49%
6.98%
26-Jun-06
992
206,907,208
23
6,179,357
0.00
0.00
0.00
0
0
342
7.47%
6.96%
25-May-06
1,015
213,216,138
29
6,619,950
0.00
0.00
0.00
0
0
344
7.47%
6.95%
25-Apr-06
1,044
219,948,002
33
9,463,686
0.00
0.00
0.00
0
0
345
7.46%
6.95%
27-Mar-06
1,077
229,538,910
35
8,970,655
0.00
0.00
0.00
0
0
346
7.46%
6.95%
Curr Weighted Avg.
Total (All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
Distribution Date: 27-Nov-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
2.98%
3-Month Average
2.97%
6-Month Average
3.10%
12-Month Average
3.28%
Average Since Cut-Off
3.28%
CPR (Conditional Prepayment Rate)
Total
Current Period
30.43%
3-Month Average
30.30%
6-Month Average
31.33%
12-Month Average
32.82%
Average Since Cut-Off
32.82%
PSA (Public Securities Association)
Total
Current Period
507%
3-Month Average
505%
6-Month Average
522%
12-Month Average
547%
Average Since Cut-Off
547%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations + Other Principal Proceeds) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 27-Nov-06
Prepayment Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0%
229%
457%
686%
914%
1143%
1371%
1600%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
5,000
to
53,000
86
9.94%
3,259,680
1.85%
7,000
to
56,000
112
10.07%
4,472,764
1.87%
53,000
to
72,000
76
8.79%
4,795,613
2.73%
56,000
to
77,000
103
9.26%
6,974,099
2.92%
72,000
to
91,000
81
9.36%
6,610,202
3.76%
77,000
to
98,000
92
8.27%
8,068,805
3.38%
91,000
to
110,000
55
6.36%
5,514,087
3.13%
98,000
to
119,000
89
8.00%
9,690,399
4.06%
110,000
to
129,000
69
7.98%
8,258,513
4.69%
119,000
to
140,000
87
7.82%
11,293,119
4.73%
129,000
to
146,000
66
7.63%
9,149,591
5.20%
140,000
to
161,000
73
6.56%
10,803,391
4.53%
146,000
to
204,000
103
11.91%
17,919,217
10.19%
161,000
to
220,000
131
11.78%
25,055,064
10.50%
204,000
to
262,000
77
8.90%
17,811,447
10.12%
220,000
to
279,000
100
8.99%
24,851,509
10.41%
262,000
to
320,000
73
8.44%
21,247,200
12.08%
279,000
to
338,000
90
8.09%
27,733,198
11.62%
320,000
to
378,000
52
6.01%
18,163,223
10.32%
338,000
to
397,000
69
6.21%
25,328,902
10.61%
378,000
to
436,000
40
4.62%
16,086,561
9.14%
397,000
to
458,000
55
4.95%
23,407,121
9.81%
436,000
to
989,000
87
10.06%
47,108,139
26.78%
458,000
to
1,004,000
111
9.98%
60,988,959
25.55%
865
100.00%
175,923,474
100.00%
1,112
100.00%
238,667,329
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
4.88%
to
6.19%
84
9.71%
24,767,248
14.08%
4.63%
to
6.23%
111
9.98%
32,932,285
13.80%
6.19%
to
6.48%
38
4.39%
12,153,076
6.91%
6.23%
to
6.50%
80
7.19%
22,071,531
9.25%
6.48%
to
6.78%
72
8.32%
17,656,734
10.04%
6.50%
to
6.77%
70
6.29%
18,899,085
7.92%
6.78%
to
7.08%
69
7.98%
15,840,130
9.00%
6.77%
to
7.03%
90
8.09%
22,046,651
9.24%
7.08%
to
7.38%
63
7.28%
13,639,510
7.75%
7.03%
to
7.30%
75
6.74%
18,786,633
7.87%
7.38%
to
7.74%
107
12.37%
22,629,686
12.86%
7.30%
to
7.63%
132
11.87%
27,618,270
11.57%
7.74%
to
8.31%
148
17.11%
32,257,668
18.34%
7.63%
to
8.06%
162
14.57%
39,953,814
16.74%
8.31%
to
8.89%
76
8.79%
13,200,009
7.50%
8.06%
to
8.50%
98
8.81%
18,422,995
7.72%
8.89%
to
9.47%
58
6.71%
8,778,412
4.99%
8.50%
to
8.94%
68
6.12%
11,730,077
4.91%
9.47%
to
10.05%
47
5.43%
6,054,817
3.44%
8.94%
to
9.38%
72
6.47%
10,960,069
4.59%
10.05%
to
10.64%
16
1.85%
1,253,886
0.71%
9.38%
to
9.83%
42
3.78%
5,394,674
2.26%
10.64%
to
15.11%
87
10.06%
7,692,299
4.37%
9.83%
to
18.00%
112
10.07%
9,851,246
4.13%
865
100.00%
175,923,474
100.00%
1,112
100.00%
238,667,329
100.00%
Distribution Date: 27-Nov-06
Mortgage Loan Characteristics Part I
Distribution by Current Ending Principal Balance
Distribution by Current Mortgage Rate
Distribution by Cut-off Principal Balance
Distribution by Original Mortgage Rate
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:07

(c) 2006 LaSalle Bank N.A.

563
121,660,462
69.16%
343.11
7.76%
748
171,733,348
71.96%
359.89
7.58%
302
54,263,012
30.84%
325.73
7.09%
364
66,933,981
28.04%
347.57
7.16%
865
175,923,474
100.00%
1,112
238,667,329
100.00%
620
116,494,551
66.22%
336.06
7.60%
802
161,114,445
67.51%
355.59
7.48%
103
28,875,635
16.41%
343.52
7.61%
133
37,850,366
15.86%
359.55
7.52%
96
21,698,630
12.33%
337.37
7.41%
122
28,617,257
11.99%
356.46
7.37%
33
5,975,441
3.40%
341.14
7.37%
40
7,871,698
3.30%
358.86
7.38%
6
2,151,541
1.22%
343.47
6.16%
6
2,152,311
0.90%
360.00
6.16%
7
727,678
0.41%
344.91
7.19%
9
1,061,252
0.44%
348.53
8.21%
865
175,923,474
100.00%
1,112
238,667,329
100.00%
Total
Distribution by Property Types (Cut-off)
Adjustable
Fixed 1st Lien
Product Type
Distribution by Property Types (Current)
Total
WAMM
WAC
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
Distribution by Product Characteristics (Current)
Mortgage Loan Characteristics Part II
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Distribution Date: 27-Nov-06
WAMM
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Property Type
# of
Loans
Ending Balance
% of
Balance
Property Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Adjustable
Fixed 1st Lien
Total
SF Unattached Dwelling
Multifamily
PUD
Condo - Low Facility
Other
SF Attached Dwelling
Total
Other
SF Attached Dwelling
SF Unattached Dwelling
Multifamily
PUD
Condo - Low Facility
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Distribution Date: 27-Nov-06
761
154,204,409
87.65%
337.17
7.55%
981
210,774,496
88.31%
356.58
7.45%
94
19,104,605
10.86%
343.24
7.70%
120
25,225,031
10.57%
355.10
7.61%
10
2,614,461
1.49%
331.79
6.85%
11
2,667,802
1.12%
357.79
6.87%
865
175,923,474
100.00%
1,112
238,667,329
100.00%
482
105,915,706
60.21%
340.15
7.45%
637
147,853,980
61.95%
357.87
7.37%
272
50,513,999
28.71%
338.05
7.85%
338
65,633,167
27.50%
358.27
7.70%
111
19,493,769
11.08%
323.88
7.36%
137
25,180,182
10.55%
343.24
7.38%
865
175,923,474
100.00%
1,112
238,667,329
100.00%
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Current)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Primary Residence
Non-Owner Occupied
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Secondary Residence
Total
Distribution by Loan Purpose (Current)
Total
WAMM
WAC
Refinance/Equity Takeout
Purchase
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
Refinance/No Cash Out
Total
Distribution by Loan Purpose (Cut-off)
Loan Purpose
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Refinance/Equity Takeout
Purchase
Refinance/No Cash Out
Total
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Distribution Date: 27-Nov-06
400
104,368,021
100.00%
344.69
7.31%
547
149,914,870
100.00%
359.41
7.30%
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Originator
# of Loans
Encore
Encore
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

WAMM
WAC
California
150
55,336,651
31.45%
345
7.17%
New York
53
15,759,985
8.96%
336
7.40%
Illinois
82
11,944,255
6.79%
343
7.73%
Georgia
60
9,916,370
5.64%
341
7.98%
Florida
45
9,599,427
5.46%
336
7.82%
New Jersey
28
7,161,882
4.07%
337
7.59%
Massachusetts
24
6,681,806
3.80%
343
7.63%
Maryland
25
5,604,747
3.19%
324
7.01%
Virginia
24
5,546,960
3.15%
341
7.67%
Michigan
40
4,858,495
2.76%
340
7.76%
Remaining
334
43,512,896
24.73%
328
7.91%
WAMM
WAC
California
217
81,435,747
34.12%
359
7.07%
New York
69
19,925,287
8.35%
355
7.35%
Illinois
109
19,295,268
8.08%
361
7.72%
Florida
67
13,433,290
5.63%
354
7.83%
Georgia
64
10,376,512
4.35%
359
7.87%
New Jersey
38
10,141,294
4.25%
360
7.45%
Maryland
41
8,180,019
3.43%
350
7.28%
Massachusetts
30
8,146,880
3.41%
360
7.59%
Virginia
33
8,146,615
3.41%
359
7.59%
Nevada
19
6,299,027
2.64%
359
7.18%
Remaining
425
53,287,390
22.33%
351
7.86%
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Distribution Date: 27-Nov-06
Geographic Concentration
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Top 10 Current State Concentration
California
Georgia
Illinois
New York
Michigan
Virginia
Maryland
Massachusetts
New Jersey
Florida
Remaining
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

14849330
200611
0.00
0.00
0.00
45.50
45.50
P
15396790
200611
0.00
0.00
0.00
121.40
121.40
P
15574133
200611
0.00
0.00
0.00
50.75
50.75
P
15634655
200611
0.00
0.00
0.00
20.50
20.50
P
15653338
200611
0.00
0.00
0.00
20.50
20.50
P
15667963
200611
0.00
0.00
0.00
9.15
9.15
P
15667990
200611
0.00
0.00
0.00
56.25
56.25
P
15716805
200611
0.00
0.00
0.00
25,229.39
25,229.39
T
15716892
200611
0.00
0.00
0.00
64.30
64.30
P
15716893
200611
0.00
0.00
0.00
28.55
28.55
P
15742354
200611
0.00
0.00
0.00
118.40
118.40
P
15770003
200611
0.00
0.00
0.00
30.00
30.00
P
15783679
200611
0.00
0.00
0.00
350.45
350.45
T
15783766
200611
0.00
0.00
0.00
152.50
152.50
P
15789603
200611
0.00
0.00
0.00
18.00
18.00
P
15789693
200611
0.00
0.00
0.00
481.40
481.40
P
15843043
200611
0.00
0.00
0.00
10.25
10.25
P
15843229
200611
0.00
0.00
0.00
10.25
10.25
P
15878936
200611
0.00
0.00
0.00
79.00
79.00
P
15891616
200611
0.00
0.00
0.00
156.80
156.80
P
15897606
200611
0.00
0.00
0.00
205.75
205.75
P
15905116
200611
0.00
0.00
0.00
12.50
12.50
P
15905222
200611
0.00
0.00
0.00
18.00
18.00
P
15905464
200611
0.00
0.00
0.00
5.00
5.00
P
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
0.00
(12.50)
0.00
0.00
(5.00)
(18.00)
0.00
(40.00)
(18.00)
(46.55)
(193.25)
(471.15)
(10.25)
(10.25)
(79.00)
(28.55)
(8.15)
(30.00)
234.60
(45.50)
(90.65)
(20.00)
(20.50)
(20.50)
(9.15)
(46.00)
0.00
0.00
0.00
0.00
0.00
876.31
(30.00)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Distribution Date: 27-Nov-06
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Distribution Date: 27-Nov-06
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
15907111
200611
0.00
0.00
0.00
140.50
140.50
P
15927277
200611
0.00
0.00
0.00
155.25
155.25
P
15927415
200611
0.00
0.00
0.00
32.40
32.40
P
15927466
200611
0.00
0.00
0.00
159.50
159.50
P
15927495
200611
0.00
0.00
0.00
36.00
36.00
P
15927550
200611
0.00
0.00
0.00
490.43
490.43
P
Current Total
0.00
0.00
0.00
570.19
570.19
Cumulative
152,514.85
113,812.27
36,076.97
51,507.02
54,132.63
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
2,625.61
38,702.58
(15,430.05)
0.00
0.00
(570.19)
0.00
0.00
(36.00)
0.00
0.00
(40.00)
0.00
0.00
(32.40)
0.00
0.00
(40.00)
0.00
0.00
(124.50)
0.00
0.00
(155.25)
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
27-Nov-06
0.00
0.00
0.00
0
0.00
0
1,110.91
2
(1,681.10)
28
570.19
54,132.63
25-Oct-06
143,128.63
116,437.88
26,690.75
2
0.00
0
0.00
0
(3,781.03)
91
30,471.78
53,562.44
25-Sep-06
9,386.22
(2,625.61)
12,011.83
1
0.00
0
0.00
0
(1,103.30)
48
13,115.13
23,090.66
25-Aug-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
9,975.53
25-Jul-06
0.00
0.00
0.00
0
0.00
0
0.00
0
(9,975.53)
16
9,975.53
9,975.53
26-Jun-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-May-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Apr-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
27-Mar-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
152,514.85
113,812.27
38,702.58
3
0.00
0
1,110.91
2
(16,540.96)
183
54,132.63
Historical Realized Loss Summary
Recovery on Prior
Liquidations
Claims on Prior Liquidations
(Claims)/Recoveries on
Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
Total (All Loans)
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Distribution Date: 27-Nov-06
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.03%
6-Month Average
0.01%
12-Month Average
0.01%
Average Since Cut-Off
0.01%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.33%
6-Month Average
0.16%
12-Month Average
0.08%
Average Since Cut-Off
0.11%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
10.84%
6-Month Average
5.42%
12-Month Average
2.71%
Average Since Cut-Off
3.61%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^
12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 27-Nov-06
Realized Loss Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Distribution Date: 27-Nov-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Appraisal
Date
Disclosure
Control #
REO Date
Recent
Appraisal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Material breaches of pool asset representation or warranties or transaction covenants.
Material Breach Description
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Distribution Date: 27-Nov-06
Material Breaches Detail
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.

Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
Modification Description
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Distribution Date: 27-Nov-06
Modified Loan Detail
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
27-Nov-2006 09:08

(c) 2006 LaSalle Bank N.A.